WARRANTS (Details B) - Warrants [Member] - USD ($)	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Warrants Outstanding
Outstanding at Beginning of Period	8,707,726	8,707,726
Granted	3,234,245
Exercised
Cancelled	100,000
Expired
Outstanding at End of Period	11,841,971	8,707,726
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 1.19	$ 1.19
Granted	$ 0.70	1.16
Exercised
Cancelled	$ 1.65
Expired
Outstanding at End of Period	$ 1.05	$ 1.19
Average Intrensic Value
Outstanding at Beginning of Period	$ 72,250	$ 72,250
Issued
Outstanding at End of Period		$ 72,250
Weighted Average Remaining Contractual Term
Outstanding at Beginning of Period	3 years 3 months 29 days
Outstanding at End of Period	3 years 6 months 21 days	3 years 3 months 29 days